Provisions, contingencies and other commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Provision

Provision	12/31/2017	12/31/2016
Civil	5,300	5,172
Labor	7,283	7,232
Tax and social security	7,003	8,246
Other	150	259

Total	19,736	20,909

Current	4,974	4,434
Non-current	14,762	16,475

Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited

Assets pledged as collateral for contingencies refer to lawsuits involving contingent liabilities and are restricted or in escrow deposits, as shown in the table below:

	12/31/2017	12/31/2016
Financial assets held for trading and Available-for-sale financial assets	962	950
(basically financial treasury bills)
Escrow deposits (Note 20a)	4,585	4,537

Civil labor and other provisions [member]
Disclosure of Provision

The table below shows the changes in the balances of provisions for civil, labor and other provision and the respective escrow deposit balances:

	01/01 to 12/31/2017
	Civil	Labor	Other	Total
Opening balance	5,172	7,232	259	12,663
Balance arising from Corpbanca acquisition (Note 3)	(1)	—	—	(1)
Balance arising from the acquisition of Citibank operations (Note 3)	39	284	—	323
(-) Contingencies guaranteed by indemnity clause (Note 2.4.q)	(256)	(1,066)	—	(1,322)
Subtotal	4,954	6,450	259	11,663
Interest (Note 26)	99	613	—	712
Changes in the period reflected in results (Note 26)	1,420	2,357	(109)	3,668

Increase (*)	1,962	2,592	4	4,558
Reversal	(542)	(235)	(113)	(890)
Payment	(1,416)	(3,135)		(4,551)
Subtotal	5,057	6,285	150	11,492
(+) Contingencies guaranteed by indemnity clause (Note 2.4.q)	243	998	—	1,241
Closing balance	5,300	7,283	150	12,733

Escrow deposits at 12/31/2017 (Note 20a)	1,457	2,200	—	3,657

(*)	Civil provisions include the provision for economic plans amounting to R$ 184.

	01/01 to 12/31/2016
	Civil	Labor	Other	Total
Opening balance	5,227	6,132	135	11,494
Balance arising from the merger with Corpbanca (Note 3)	2	5	133	140
(-) Contingencies guaranteed by indemnity clause (Note 2.4.q)	(236)	(1,089)	—	(1,325)
Subtotal	4,993	5,048	268	10,309
Interest (Note 26)	248	625	—	873
Changes in the period reflected in results (Note 26)	1,241	2,946	(9)	4,178

Increase (*)	1,901	3,149	(7)	5,043
Reversal	(660)	(203)	(2)	(865)
Payment	(1,566)	(2,453)	—	(4,019)
Subtotal	4,916	6,166	259	11,341
(+) Contingencies guaranteed by indemnity clause (Note 2.4.q)	256	1,066	—	1,322
Closing balance	5,172	7,232	259	12,663

Escrow deposits at 12/31/2016 (Note 20a)	1,541	2,337	—	3,878

(*)	Civil provisions include the provision for economic plans amounting to R$ 408.

Provision for taxes other than income tax [member]
Disclosure of Provision

The table below shows the changes in the balances of provisions and respective balance of escrow deposits for tax and social security lawsuits:

Provision	01/01 to 12/31/2017	01/01 to 12/31/2016
Opening balance	8,246	7,500
(-) Contingencies guaranteed by indemnity clause	(69)	(65)
Subtotal	8,177	7,435
Interest (1)	613	737
Changes in the period reflected in results	(27)	68
Increase (1)	452	287
Reversal (1)	(479)	(219)
Payment (2)	(1,826)	(63)
Subtotal	6,937	8,177
(+) Contingencies guaranteed by indemnity clause	66	69
Closing balance	7,003	8,246

(1)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution;
(2)	Includes the adhesion to PERT (Special Tax Regularization Program) which allowed the use of deferred tax assets.

Escrow deposits	01/01 to 12/31/2017	01/01 to 12/31/2016
Opening balance	4,847	4,339
Appropriation of interest	344	383
Changes in the period	(3)	125
Deposits made	240	217
Withdrawals	(202)	(66)
Deposits released	(41)	(26)
Closing balance (Note 20a)	5,188	4,847

Reclassification of assets pledged as collateral for contingencies (Note 32d)	(18)	—
Closing balance after reclassification	5,170	4,847